Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,234,574.46

Principal:
Principal Collections	$13,146,593.53
Prepayments in Full	$6,920,695.91
Liquidation Proceeds	$143,306.52
Recoveries	$103,689.00
Sub Total	$20,314,284.96
Collections	$21,548,859.42

Purchase Amounts:
Purchase Amounts Related to Principal	$273,264.63
Purchase Amounts Related to Interest	$1,664.63
Sub Total	$274,929.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,823,788.68

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,823,788.68
Servicing Fee	$294,402.06	$294,402.06	$0.00	$0.00	$21,529,386.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,529,386.62
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,529,386.62
Interest - Class A-3 Notes	$101,672.21	$101,672.21	$0.00	$0.00	$21,427,714.41
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$21,322,578.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,322,578.99
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$21,267,306.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,267,306.99
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$21,225,414.32
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,225,414.32
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$21,170,580.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,170,580.99
Regular Principal Payment	$19,859,998.77	$19,859,998.77	$0.00	$0.00	$1,310,582.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,310,582.22
Residual Released to Depositor	$0.00	$1,310,582.22	$0.00	$0.00	$0.00
Total		$21,823,788.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,859,998.77
Total					$19,859,998.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,859,998.77	$47.26	$101,672.21	$0.24	$19,961,670.98	$47.50
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$19,859,998.77	$14.80	$358,805.63	$0.27	$20,218,804.40	$15.07

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$148,788,599.14	0.3540900	$128,928,600.37	0.3068268
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$341,838,599.14	0.2546758	$321,978,600.37	0.2398798

Pool Information
Weighted Average APR	4.192%	4.203%
Weighted Average Remaining Term	31.12	30.35
Number of Receivables Outstanding	27,590	26,750
Pool Balance	$353,282,466.97	$332,648,710.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$341,838,599.14	$321,978,600.37
Pool Factor	0.2590079	0.2438803

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$10,670,110.15
Targeted Overcollateralization Amount	$10,670,110.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,670,110.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$149,895.86
(Recoveries)		102	$103,689.00
Net Loss for Current Collection Period			$46,206.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1570%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3977%
Second Preceding Collection Period			0.7365%
Preceding Collection Period			0.6945%
Current Collection Period			0.1617%
Four Month Average (Current and Preceding Three Collection Periods)			0.4976%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,599	$7,299,167.02
(Cumulative Recoveries)			$1,287,548.83
Cumulative Net Loss for All Collection Periods			$6,011,618.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4407%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,028.11
Average Net Loss for Receivables that have experienced a Realized Loss			$1,670.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.34%	494	$7,784,136.95
61-90 Days Delinquent	0.29%	60	$950,186.98
91-120 Days Delinquent	0.08%	12	$267,649.64
Over 120 Days Delinquent	0.23%	40	$752,757.09
Total Delinquent Receivables	2.93%	606	$9,754,730.66

Repossession Inventory:
Repossessed in the Current Collection Period		17	$284,379.31
Total Repossessed Inventory		25	$442,697.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3316%
Preceding Collection Period			0.3806%
Current Collection Period			0.4187%
Three Month Average			0.3769%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer